Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies

(2)   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The unaudited condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and the rules and regulations of the Securities and Exchange Commission and include the accounts of the Company and its subsidiaries in which the Company has a controlling interest. These condensed consolidated interim financial statements do not include all of the information and footnotes required for complete financial statements. In management’s opinion, these financial statements reflect all adjustments of a normal, recurring nature necessary for a fair presentation of the results for the interim periods presented.

The preparation of financial statements in conformity with GAAP in the United States requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from the estimates. On an ongoing basis, management reviews its estimates based on currently available information. Changes in facts and circumstances may result in revised estimates. Results for these interim periods are not necessarily indicative of results to be expected for the full year due to, among other reasons, the continued uncertainty of general economic conditions due to the COVID-19 pandemic that has impacted, and may continue to impact, our sales channels, supply chain, manufacturing operations, workforce, or other key aspects of our operations.

The notes included herein should be read in conjunction with the audited consolidated financial statements included in the Company’s Current Report on Form 8 K/A for the year ended December 31, 2019. The December 31, 2019 information has been derived from the Company’s annual financial statements included in Form 8 K/A for the year ended December 31, 2019.

Recently Adopted Accounting Pronouncements

Effective January 1, 2020 we adopted the Financial Accounting Standards Board Accounting Standards Update (“ASU”) 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40), which aligns the requirements for capitalizing implementation costs incurred in a service contract hosting arrangement with those of developing or obtaining internal-use software. The guidance was adopted prospectively to all implementation costs incurred after the date of adoption, which are now recorded in other assets in the current year compared to intangible assets in the prior year on the unaudited condensed consolidated balance sheets and payments are recorded in cash flows from operating activities in the current year compared to investing activities in the prior year on the unaudited condensed consolidated statement of cash flows.

Effective January 1, 2020, we adopted ASU 2016-13 — Financial Instruments — Credit Losses (Topic 326), a new standard to replace the incurred loss impairment methodology under current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of the standard did not have a significant impact on the unaudited condensed consolidated financial statements.

Dividends

On October 28, 2020, Vertiv announced that the Board of Directors declared the Company’s first-ever annual dividend of $0.01 per share. The dividend is payable to the Company’s shareholders of record, including holders of record of the Company’s units, as of December 2, 2020, and is expected to be paid on December 17, 2020.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). Preparation of the consolidated financial statements requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and notes. Actual results could differ from these estimates. Management has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Certain prior period amounts have been reclassified to conform to footnote presentation for the current year.

The consolidated financial statements include the accounts of Vertiv Holdings, LLC and its majority owned subsidiaries and, when applicable, entities for which Holdings, LLC has a controlling financial interest or is the primary beneficiary. The results of businesses acquired or disposed of are included in the consolidated financial statements from the date of the acquisition or up to the date of disposal, respectively.

All intercompany transactions among Company entities have been eliminated. Sale and purchase transactions between the Company and other Emerson affiliates are included in the consolidated financial statements. See Note 13 for additional information regarding related party transactions.